Rights of use of assets (Details) $ in Millions, $ in Millions	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)
Statement [Line Items]
Right-of-use assets		$ 18,739	$ 14,651
Non-current	$ 18,739		14,651
Total	18,739		14,651
Machinery And Equipment [member]
Statement [Line Items]
Right-of-use assets	202		166
Others [Member]
Statement [Line Items]
Right-of-use assets	367		171
Farmland [Member]
Statement [Line Items]
Right-of-use assets	15,235		11,639
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Right-of-use assets	457			$ 37
Convention center
Statement [Line Items]
Right-of-use assets	$ 2,478		$ 2,638